Basis of Presentation and Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	176,708,911	170,715,288			174,750,082	170,699,512	170,275,761	168,436,109	163,148,918
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Numerator [Abstract]
Allocation of net income (loss)	$ 5,548,610	$ (939,743)	$ (867,025)	$ (3,540,814)	$ (7,892,080)
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	48,300,000	28,464,130	20,458,594	32,101,364	48,300,000
Basic and diluted net income (loss) per share	$ 0.11	$ (0.03)	$ (0.04)	$ (0.11)	$ (0.16)
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Numerator [Abstract]
Allocation of net income (loss)	$ 1,387,152	$ (374,353)	$ (470,536)	$ (1,269,502)	$ (1,973,019)
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	12,075,000	11,338,859	11,102,930	11,509,432	12,075,000
Basic and diluted net income (loss) per share	$ 0.11	$ (0.03)	$ (0.04)	$ (0.11)	$ (0.16)